Employee Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Summary of Defined Benefit Pension Plan and Other Postretirement Defined Benefit Plan

	Pension Benefits		Other Postretirement Benefits
	Three Months Ended March 31,
	2014	2013	2014	2013
Service cost	$114	$113	$24	$62
Interest cost	3,335	2,901	225	228
Recognized actuarial loss (gain)	71	125	(84)	70
Amortization of prior service credits	—	—	(2,494)	(2,404)
Expected return on plan assets	(3,814)	(3,606)	—	(16)

Net periodic benefit income	$(294)	$(467)	$(2,329)	$(2,060)

Summary of Defined Benefit Pension Plan and Other Postretirement Defined Benefit Plan

The following table summarizes information for the defined benefit pension and other postretirement benefit plans based on a December 31 measurement date.

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation, beginning of year	$293,549	$285,682	$36,033	$61,006
Service cost	453	408	248	301
Interest cost	11,600	12,732	912	2,200
Plan participants’ contributions	—	—	1,839	1,321
Actuarial loss (gain)	(4,114)	11,063	(3,674)	4,445
Net curtailment loss (gain)	—	—	970	—
Settlement (gain) loss	—	1,535	(21)	(971)
Plan amendments	—	—	(4,242)	(26,797)
Benefits paid, including settlements	(13,666)	(22,989)	(4,823)	(5,472)
Translation loss (gain) and other	2,759	5,118	—	—

Benefit obligation, end of year	290,581	293,549	27,242	36,033

Change in plan assets:
Fair value of plan assets, beginning of year	258,199	215,865	5,210	5,199
Employer and plan participant contributions	22,067	30,353	3,358	5,098
Return on plan assets	7,570	29,694	201	385
Benefits paid, including settlements	(13,666)	(22,989)	(4,823)	(5,472)
Translation loss (gain) and other	2,743	5,276	—	—

Fair value of plan assets, end of year	276,913	258,199	3,946	5,210

Funded status (benefit obligation in excess of fair value of plan assets)	$13,668	$35,350	$23,296	$30,823

Balance Sheet Location of Pension and Postretirement Liabilities and Assets

The following table presents balance sheet location of the Company’s pension and postretirement liabilities and assets.

	Successor	Successor
	December 31, 2013	December 31, 2012
Other accrued liabilities	$(1,152)	$(1,365)
Pension and other postretirement benefit liabilities	$(40,349)	$(72,317)
Other noncurrent assets	$4,537	$7,509

Summary of Company's Pension Plans with an Accumulated Benefit Obligation in Excess of Plan Assets

The following table summarizes information for the Company’s pension plans with an accumulated benefit obligation in excess of plan assets.

	Successor	Successor
	December 31, 2013	December 31, 2012
Projected benefit obligation	$174,933	$175,249
Accumulated benefit obligation	$174,933	$175,249
Fair value of plan assets	$141,857	$132,390

Summary of Pretax Amounts Included in Accumulated Other Comprehensive Loss

The following table summarizes pretax amounts included in accumulated other comprehensive loss for the years ended December 31, 2013 and 2012:

	Pension Benefits		Other Postretirement Benefits
	Successor	Successor	Successor	Successor
	2013	2012	2013	2012
Unrecognized net actuarial gain (loss)	$(28,783)	$(26,097)	$(1,084)	$(4,068)
Unrecognized prior service credit	—	—	37,793	43,169

Total	$(28,783)	$(26,097)	$36,709	$39,101

Pretax Amounts for Net Periodic Benefit Cost and Other Amounts Included in Other Comprehensive Income (Loss) for the Defined Benefit Pension and Other Postretirement Benefit Plans

Pretax amounts for net periodic benefit cost and other amounts included in other comprehensive income (loss) for the defined benefit pension and other postretirement benefit plans consisted of the following components:

	Pension Benefits
	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Service cost	$453	$408	$1,010	$94
Interest cost	11,600	12,732	13,285	562
Recognized actuarial loss	469	519	—	49
Net curtailment loss (gain)	—	—	(2,161)	—
Settlement loss	—	1,535	941	—
Expected return on plan assets	(14,439)	(12,803)	(14,098)	(588)

Net periodic benefit cost (income)	(1,917)	2,391	(1,023)	117

Changes in plan assets and benefit obligations included in other comprehensive income (loss):
Change in unrecognized net actuarial loss (gain)	2,686	(6,436)	32,533	(49)

Total included in other comprehensive income (loss)	2,686	(6,436)	32,533	(49)

Total recognized in net periodic benefit cost and included in other comprehensive income (loss)	$769	$(4,045)	$31,510	$68

	Other Postretirement Benefits
	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Service cost	$248	$301	$1,425	$68
Interest cost	912	2,200	3,847	167
Recognized actuarial loss (gain)	279	—	—	(19)
Amortization of prior service credit	(9,618)	(6,759)	(1,994)	(86)
Net settlement/curtailment gain	(21)	(971)	—	—
Expected return on plan assets	—	(165)	(160)	(7)

Net periodic benefit cost (income)	(8,200)	(5,394)	3,118	123

Changes in plan assets and benefit obligations included in other comprehensive income (loss):
Change in unrecognized net actuarial loss (gain)	(2,984)	4,286	(218)	19
Change in unrecognized prior service credit	5,376	(20,023)	(23,146)	86

Total included in other comprehensive income (loss)	2,392	(15,737)	(23,364)	105

Total recognized in net periodic benefit cost and included in other comprehensive income (loss)	$(5,808)	$(21,131)	$(20,246)	$228

Summary of the Amounts of Amortization Included in Accumulated Other Comprehensive Loss

Amortization of amounts included in accumulated other comprehensive loss as of December 31, 2013 is expected to increase (decrease) net periodic benefit cost during 2014 as follows:

	Pension Benefits	Other Postretirement Benefits	Total
Amortization of net actuarial loss	$284	$(337)	$(53)
Amortization of prior service credit	—	(9,976)	(9,976)

Total	$284	$(10,313)	$(10,029)

Significant Weighted Average Assumptions Used in Determining Benefit Obligations and Net Periodic Benefit Cost

Significant weighted average assumptions used in determining benefit obligations and net periodic benefit cost are as follows:

	Pension Benefits
	Successor	Successor	Successor
	2013	2012	2011
Benefit obligations:
Discount rate	4.70%	4.10%	4.50%
Rate of compensation increase	4.30%	3.90%	4.00%
Net periodic benefit cost:
Discount rate	4.10%	4.50%	5.30%
Rate of return on plan assets	5.60%	5.55%	6.40%
Rate of compensation increase	3.90%	4.00%	4.40%

	Other Postretirement Benefits
	Successor	Successor	Successor
	2013	2012	2011
Benefit obligations:
Discount rate	3.50%	2.65%	4.20%
Net periodic benefit cost:
Discount rate	2.65%	4.20%	5.35%
Health care cost trend rate assumed for next year	7.25%	7.35%	7.60%
Ultimate rate to which the cost trend rate is assumed to decline	4.75%	4.75%	4.60%
Year that the rate reaches the ultimate trend rate	2023	2022	2026

Summary of the Company's Plan Assets for Estimated Fair Values and the Valuation Input Levels

The estimated fair values and the valuation input levels of the Company’s plan assets as of December 31, 2013 are as follows:

	Pension Benefits		Other Postretirement Benefits
	Level 1 Fair Value	Level 2 Fair Value	Level 1 Fair Value	Level 2 Fair Value
Mutual funds:
U.S equity	$5,777	$—	$—	$—
International equity	6,343	48,260	—	—
U.S. debt	114,586	—	3,946	—
International debt	11,533	86,640	—	—
Other	3,620	154	—	—

Total	$141,859	$135,054	$3,946	$—

The estimated fair values and the valuation input levels of the Company’s plan assets as of December 31, 2012 are as follows:

	Pension Benefits		Other Postretirement Benefits
	Level 1 Fair Value	Level 2 Fair Value	Level 1 Fair Value	Level 2 Fair Value
Mutual funds:
U.S equity	$21,784	$—	$—	$—
International equity	24,500	49,839	—	—
U.S. debt	69,097	—	989	—
International debt	6,917	74,897	—	—
Other	10,091	1,074	—	4,221

Total	$132,389	$125,810	$989	$4,221

Summarizes Projected Benefit Payments from Pension and Other Postretirement Benefit Plans

The following table summarizes projected benefit payments from pension and other postretirement benefit plans through 2023, including benefits attributable to estimated future service.

	Pension Benefits	Other Postretirement Benefits
	(in millions)
2014	$13.4	$3.4
2015	$13.4	$3.6
2016	$13.5	$3.3
2017	$13.5	$3.1
2018	$13.5	$2.8
2019-2023	$68.0	$10.8